United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	18.0%
Financials	15.4%
Consumer Discretionary	14.3%
Information Technology	13.5%
Health Care	11.5%
Real Estate	9.1%
Materials	6.1%
Consumer Staples	3.5%
Utilities	3.3%
Communication Services	1.7%
Energy	1.2%
Securities Lending Collateral[2]	0.5%
Cash Equivalents[3]	2.8%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(0.9)%
TOTAL[6]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.3%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.6%
		Communication Services—1.7%
1,073		Cable One, Inc.	$1,920,670
11,826	[2]	Cinemark Holdings, Inc.	250,711
24,407	[2]	Iridium Communications, Inc.	927,222
28,443		New York Times Co., Class A	1,291,597
41,101		Tegna, Inc.	824,486
19,033		Telephone and Data System, Inc.	437,378
19,385	[2]	TripAdvisor, Inc.	913,615
8,625		Wiley (John) & Sons, Inc., Class A	491,108
9,885		World Wrestling Entertainment, Inc.	544,762
19,136	[2]	Yelp, Inc.	752,045
		TOTAL	8,353,594
		Consumer Discretionary—14.3%
17,739	[2]	Adient PLC	822,025
10,564	[2]	Adtalem Global Education, Inc.	362,451
30,143		American Eagle Outfitters, Inc.	1,042,044
13,319	[2]	AutoNation, Inc.	1,364,931
46,747		Block (H&R), Inc.	1,040,588
16,090	[2]	Boyd Gaming Corp.	1,064,354
15,147		Brunswick Corp.	1,622,698
33,764	[2]	Capri Holdings Ltd.	1,859,721
9,180	[2]	Carter’s, Inc.	998,692
5,615	[2]	Choice Hotels International, Inc.	638,987
5,893		Churchill Downs, Inc.	1,246,369
6,436		Columbia Sportswear Co.	701,588
3,368		Cracker Barrel Old Country Store, Inc.	564,039
28,621		Dana, Inc.	724,111
5,566	[2]	Deckers Outdoor Corp.	1,882,421
12,722		Dick’s Sporting Goods, Inc.	1,050,583
11,005	[2]	Five Below, Inc.	2,214,976
20,379		Foot Locker, Inc.	1,201,953
6,545	[2]	Fox Factory Holding Corp.	1,002,890
48,928		Gentex Corp.	1,721,287
46,158	[2]	Goodyear Tire & Rubber Co.	794,379
722		Graham Holdings Co.	458,910
9,182	[2]	Grand Canyon Education, Inc.	994,319
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
14,840	[2]	GrubHub, Inc.	$1,009,714
35,194		Harley-Davidson, Inc.	1,702,334
3,738	[2]	Helen of Troy Ltd.	789,503
4,404		Jack in the Box, Inc.	531,343
16,509		KB HOME	796,229
31,466		Kohl’s Corp.	1,845,796
10,888		Lear Corp.	2,001,650
5,165		Lithia Motors, Inc., Class A	1,985,323
8,148	[2]	Marriott Vacations Worldwide Corp.	1,447,329
68,856	[2]	Mattel, Inc.	1,477,650
4,656		Murphy USA, Inc.	649,046
16,234	[2]	Nordstrom, Inc.	595,463
11,114	[2]	Ollie’s Bargain Outlet Holding, Inc.	1,025,489
6,528		Papa Johns International, Inc.	631,388
11,584		Polaris, Inc., Class A	1,622,108
3,219	[2,3]	RH	2,214,736
15,383	[2]	Scientific Games Corp.	900,213
33,160		Service Corp. International	1,772,070
10,398	[2]	Six Flags Entertainment Corp.	488,498
21,597	[2]	Skechers USA, Inc., Class A	1,047,239
4,807		Strategic Education, Inc.	360,813
23,854	[2]	Taylor Morrison Home Corp.	744,483
37,719		Tempur Sealy International, Inc.	1,438,603
12,944	[2]	Texas Roadhouse, Inc.	1,385,267
35,521		The Wendy’s Co.	801,709
9,352		Thor Industries, Inc.	1,324,150
21,251		Toll Brothers, Inc.	1,332,438
6,378	[2]	TopBuild Corp.	1,418,340
20,383		Travel + Leisure Co.	1,315,315
21,216	[2]	Tri Pointe Homes, Inc.	505,365
13,753	[2]	Urban Outfitters, Inc.	493,733
5,633	[2]	Visteon Corp.	686,156
16,467		Williams-Sonoma, Inc.	2,811,740
5,946		Wingstop, Inc.	941,906
2,838	[2]	WW International, Inc.	78,726
18,579		Wyndham Hotels & Resorts, Inc.	1,358,311
17,817	[2]	YETI Holdings, Inc.	1,521,928
		TOTAL	68,426,420
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—3.5%
26,739	[2]	BJ’s Wholesale Club Holdings, Inc.	$1,194,431
7,097		Casey’s General Stores, Inc.	1,576,882
57,397	[2]	Coty, Inc. - CL A	574,544
35,097	[2]	Darling Ingredients, Inc.	2,437,487
12,359		Energizer Holdings, Inc.	609,299
39,442		Flowers Foods, Inc.	945,030
17,034	[2]	Grocery Outlet Holding Corp.	688,003
21,219	[2]	Hain Celestial Group, Inc.	870,191
13,223		Ingredion, Inc.	1,235,160
3,789		Lancaster Colony Corp.	699,866
9,700		Nu Skin Enterprises, Inc., Class A	512,742
9,010	[2]	Pilgrim’s Pride Corp.	215,880
12,224	[2]	Post Holdings, Inc.	1,390,847
3,957		Sanderson Farms, Inc.	651,045
21,509	[2]	Sprouts Farmers Market, Inc.	550,846
1,643	[2]	The Boston Beer Co., Inc., Class A	1,998,693
11,122	[2]	TreeHouse Foods, Inc.	529,407
		TOTAL	16,680,353
		Energy—1.2%
55,983		Antero Midstream Corp.	483,693
34,756	[2]	Championx Corp.	730,223
23,980		Cimarex Energy Co.	1,587,476
44,010	[2]	CNX Resources Corp.	590,614
55,171	[2]	EQT Corp.	1,053,766
78,737		Equitrans Midstream Corp.	642,494
15,546		Murphy Oil Corp.	263,194
11,431		World Fuel Services Corp.	353,561
		TOTAL	5,705,021
		Financials—15.4%
8,618		Affiliated Managers Group	1,388,963
2,826	[2]	Alleghany Corp.	1,918,769
13,826		American Financial Group, Inc.	1,698,662
29,232		Associated Banc-Corp.	639,888
18,677		BancorpSouth Bank	552,652
8,198		Bank of Hawaii Corp.	745,116
23,952		Bank OZK	981,792
17,900	[2]	Brighthouse Financial, Inc.	837,541
46,992		Brown & Brown	2,499,035
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
14,062		Cathay Bancorp, Inc.	$569,230
15,199		CIT Group Holdings, Inc.	809,955
17,862		CNO Financial Group, Inc.	456,017
21,318		Commerce Bancshares, Inc.	1,658,754
9,171		Cullen Frost Bankers, Inc.	1,101,070
30,732		East West Bancorp, Inc.	2,340,242
21,232		Essent Group Ltd.	1,116,379
8,264		Evercore, Inc., Class A	1,158,034
7,541		FactSet Research Systems	2,535,435
19,681		Federated Hermes, Inc.	566,813
25,777		First American Financial Corp.	1,662,617
8,096		First Cash, Inc.	583,155
27,667		First Financial Bankshares, Inc.	1,357,896
96,816		First Horizon Corp.	1,770,765
63,979		FNB Corp. (PA)	824,689
32,607		Fulton Financial Corp.	555,949
18,440		Glacier Bancorp, Inc.	1,087,038
22,049		Hancock Whitney Corp.	1,019,546
6,949		Hanover Insurance Group, Inc.	961,116
30,068		Home Bancshares, Inc.	836,792
16,112		Interactive Brokers Group, Inc., Class A	1,152,330
10,799		International Bancshares Corp.	511,765
35,006		Janus Henderson Group PLC	1,203,856
38,578		Jefferies Financial Group, Inc.	1,254,171
12,031		Kemper Corp.	939,140
4,281		Kinsale Capital Group, Inc.	744,937
1,119	[2,3]	LendingTree, Inc.	231,062
4,511		Mercury General Corp.	280,900
83,566		MGIC Investment Corp.	1,273,546
50,203		Navient Corp.	844,917
109,776		New York Community Bancorp, Inc.	1,312,921
54,074		Old Republic International Corp.	1,331,302
17,548		PacWest Bancorp	761,759
14,902		Pinnacle Financial Partners, Inc.	1,306,011
9,208		Primerica, Inc.	1,471,162
8,557		PROG Holdings, Inc.	435,894
21,091		Prosperity Bancshares, Inc.	1,547,236
13,451		Reinsurance Group of America	1,755,759
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
8,680		RenaissanceRe Holdings Ltd.	$1,465,271
5,900		RLI Corp.	657,614
22,742		SEI Investments Co.	1,397,268
11,606		Selective Insurance Group, Inc.	883,681
11,375		Signature Bank	2,860,926
78,909		SLM Corp.	1,551,351
38,564		Sterling Bancorp	969,113
20,342		Stifel Financial Corp.	1,407,463
29,321		Synovus Financial Corp.	1,373,982
25,479		TCF Financial Corp.	1,159,804
7,435	[2]	Texas Capital Bancshares, Inc.	510,264
11,679		Trustmark Corp.	378,516
8,217		UMB Financial Corp.	797,296
44,343		Umpqua Holdings Corp.	826,554
25,431		United Bankshares, Inc.	998,675
78,925		Valley National Bancorp	1,086,797
15,283		Washington Federal, Inc.	497,462
21,450		Webster Financial Corp. Waterbury	1,134,920
11,162		Wintrust Financial Corp.	860,590
		TOTAL	73,410,125
		Health Care—11.5%
21,332	[2]	Acadia Healthcare Co., Inc.	1,299,545
6,441	[2]	Amedisys, Inc.	1,738,104
20,458	[2]	Arrowhead Pharmaceuticals, Inc.	1,488,524
9,542	[2]	Avanos Medical, Inc.	412,310
7,685		Bio-Techne Corp.	3,285,261
10,249	[2]	Cantel Medical Corp.	900,990
9,951	[2]	Charles River Laboratories International, Inc.	3,308,210
3,651		Chemed Corp.	1,740,103
9,040	[2]	Emergent BioSolutions, Inc.	551,259
19,555		Encompass Health Corp.	1,659,437
31,592	[2]	Envista Holdings Corp.	1,367,302
62,280	[2]	Exelixis, Inc.	1,533,334
15,647	[2]	Globus Medical, Inc.	1,122,985
10,091	[2]	Haemonetics Corp.	678,721
25,785	[2]	Halozyme Therapeutics, Inc.	1,287,961
16,581	[2]	HealthEquity Inc.	1,259,659
13,274		Hill-Rom Holdings, Inc.	1,463,060
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,958	[2]	ICU Medical, Inc.	$824,333
14,633	[2]	Integra Lifesciences Corp.	1,084,013
12,409	[2]	Jazz Pharmaceuticals Plc.	2,040,040
6,186	[2]	LHC Group, Inc.	1,288,358
1,838	[2]	Ligand Pharmaceuticals, Inc., Class B	268,146
6,652	[2]	Livanova PLC	564,555
10,166	[2]	Masimo Corp.	2,365,323
5,502	[2]	Medpace Holdings, Inc.	933,579
11,351	[2]	Molina Healthcare, Inc.	2,895,640
25,837	[2]	Nektar Therapeutics	506,664
10,977	[2]	Neogen Corp.	1,053,902
18,523	[2]	Neurocrine Biosciences, Inc.	1,750,238
10,612	[2]	NuVasive, Inc.	758,227
10,262		Patterson Cos., Inc.	329,821
5,879	[2,3]	Penumbra, Inc.	1,798,915
13,018	[2]	PRA Health Sciences, Inc.	2,172,574
7,230	[2]	Progyny, Inc.	411,459
5,937	[2]	Quidel Corp.	622,138
10,206	[2]	Repligen Corp.	2,160,712
9,184	[2]	Staar Surgical Co.	1,258,300
16,471	[2]	Syneos Health, Inc.	1,397,564
25,105	[2]	Tenet Healthcare Corp.	1,487,722
10,082	[2]	United Therapeutics Corp.	2,032,128
		TOTAL	55,101,116
		Industrials—18.0%
5,754		Acuity Brands, Inc.	1,067,482
29,083	[2]	AECOM	1,931,984
11,852		AGCO Corp.	1,729,444
10,000	[2]	ASGN, Inc.	1,051,800
12,871	[2]	Avis Budget Group, Inc.	1,153,370
10,979	[2]	Axon Enterprise, Inc.	1,664,526
7,060		Brinks Co. (The)	564,235
39,752	[2]	Builders Firstsource, Inc.	1,934,730
4,911	[2]	CACI International, Inc., Class A	1,251,618
10,317		Carlisle Cos., Inc.	1,977,253
9,846	[2]	Clean Harbors, Inc.	875,900
17,897	[2]	Colfax Corp.	808,765
17,219		CoreLogic, Inc.	1,372,354
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
9,837		Crane Co.	$925,268
8,436		Curtiss Wright Corp.	1,078,964
24,979		Donaldson Co., Inc.	1,570,680
8,402	[2]	Dycom Industries, Inc.	788,192
12,762		Emcor Group, Inc.	1,528,888
8,472		EnerSys, Inc.	775,866
25,910		Flowserve Corp.	1,027,072
23,289	[2]	Fluor Corp.	535,181
5,056	[2]	FTI Consulting, Inc.	702,026
4,464		GATX Corp.	436,177
33,198		Graco, Inc.	2,549,606
14,725		Healthcare Services Group, Inc.	441,014
16,885	[2]	Hexcel Corp.	952,483
10,810		Hubbell, Inc.	2,075,628
26,437	[2]	IAA Spinco Inc.	1,660,508
6,865		Insperity, Inc.	600,962
19,559		ITT Corp.	1,844,609
51,529	[2]	Jet Blue Airways Corp.	1,049,130
28,445	[2]	KAR Auction Services, Inc.	426,391
28,148		KBR, Inc.	1,113,535
16,800		Kennametal, Inc.	674,688
11,934	[2]	Kirby Corp.	760,196
24,324		Knight-Swift Transportation Holdings, Inc.	1,146,147
7,494		Landstar System, Inc.	1,291,066
6,763		Lennox International, Inc.	2,267,904
11,806		Lincoln Electric Holdings	1,511,758
10,736		Manpower, Inc.	1,297,875
13,520	[2]	Mastec, Inc.	1,410,947
7,749	[2]	Mercury Systems, Inc.	583,035
10,992	[2]	Middleby Corp.	1,993,069
16,978		Miller Herman, Inc.	704,587
5,809		MSA Safety, Inc.	933,855
9,404		MSC Industrial Direct Co.	847,865
10,711		Nordson Corp.	2,264,413
34,671		nVent Electric PLC	1,055,732
13,668		OshKosh Truck Corp.	1,700,709
23,120		Owens Corning, Inc.	2,238,247
9,462		Regal Beloit Corp.	1,366,597
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
10,606		Ryder System, Inc.	$846,783
11,382		Science Applications International Corp.	1,017,778
6,448		Simpson Manufacturing Co., Inc.	726,690
18,526	[2]	Stericycle, Inc.	1,413,163
27,215	[2]	SunRun, Inc.	1,333,535
13,779		Terex Corp.	647,475
10,775		Tetra Tech, Inc.	1,375,213
16,047		Timken Co.	1,345,862
23,328		Toro Co.	2,673,389
20,366	[2]	Trex Co., Inc.	2,199,324
17,636		Trinity Industries, Inc.	487,459
32,782	[2]	Univar, Inc.	765,460
3,997		Valmont Industries, Inc.	986,660
6,446		Watsco, Inc.	1,887,776
10,419		Werner Enterprises, Inc.	481,670
11,466		Woodward, Inc.	1,433,365
20,222	[2]	XPO Logistics, Inc.	2,813,285
		TOTAL	85,949,218
		Information Technology—13.5%
23,525	[2]	ACI Worldwide, Inc.	888,775
11,751		Alliance Data Systems Corp.	1,384,855
30,717		Amkor Technology, Inc.	621,098
14,288	[2]	Arrow Electronics, Inc.	1,629,832
19,056		Avnet, Inc.	836,940
9,418		Belden, Inc.	407,611
6,295	[2]	Blackbaud, Inc.	447,700
14,615		Brooks Automation, Inc.	1,480,938
24,441		CDK Global, Inc.	1,309,793
23,113	[2]	Ceridian HCM Holding, Inc.	2,183,716
30,618	[2]	Ciena Corp.	1,545,290
11,620	[2]	Cirrus Logic, Inc.	864,644
5,523		CMC Materials, Inc.	1,013,084
31,906		Cognex Corp.	2,747,745
4,903	[2]	Coherent, Inc.	1,274,731
9,629	[2]	Commvault Systems, Inc.	669,312
8,156	[2]	Concentrix Corp.	1,267,279
20,597	[2]	Cree, Inc.	2,047,754
5,814	[2]	Fair Isaac & Co., Inc.	3,031,478
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
13,841	[2]	First Solar, Inc.	$1,059,252
34,540		Genpact Ltd.	1,641,686
20,785	[2]	II-VI, Inc.	1,395,505
8,580	[2]	j2 Global, Inc.	1,038,180
25,793		Jabil, Inc.	1,352,069
26,950	[2]	Lattice Semiconductor Corp.	1,355,854
4,831		Littelfuse, Inc.	1,281,374
13,381	[2]	LiveRamp Holdings, Inc.	655,401
15,212	[2]	Lumentum Holdings, Inc.	1,293,781
14,447	[2]	Manhattan Associates, Inc.	1,982,706
11,925		Maximus, Inc.	1,092,807
10,910		MKS Instruments, Inc.	1,954,090
26,081		National Instruments Corp.	1,080,014
31,584	[2]	NCR Corp.	1,444,968
15,492	[2]	NetScout Systems, Inc.	405,813
7,404	[2]	Paylocity Corp.	1,430,749
34,653		Perspecta, Inc.	1,014,293
6,770	[2]	Qualys, Inc.	686,207
48,674	[2]	Sabre Corp.	729,137
18,180	[2]	SailPoint Technologies Holding	887,729
16,036	[2]	Semtech Corp.	1,086,279
8,852	[2]	Silicon Laboratories, Inc.	1,247,689
10,176	[2]	Solaredge Technologies, Inc.	2,681,783
6,940	[2]	Synaptics, Inc.	970,698
10,280		Synnex Corp.	1,245,936
22,140	[2]	Teradata Corp.	1,095,266
8,472		Universal Display Corp.	1,895,102
8,623	[2]	ViaSat, Inc.	446,585
26,452		Vishay Intertechnology, Inc.	649,926
32,949	[2]	Vontier Corp.	1,032,622
9,719	[2]	WEX, Inc.	1,994,436
33,468		Xerox Holdings Corp.	807,918
		TOTAL	64,588,430
		Materials—6.1%
13,154		Aptargroup, Inc.	1,983,755
11,257		Ashland Global Holdings, Inc.	970,466
17,625		Avient Corp.	894,821
15,330		Cabot Corp.	841,310
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
32,587		Chemours Co./The	$984,127
79,424	[2,3]	Cleveland-Cliffs, Inc.	1,418,513
25,118		Commercial Metals Corp.	733,948
3,371		Compass Minerals International, Inc.	228,958
9,956		Eagle Materials, Inc.	1,375,322
4,769		Greif, Inc., Class A	288,572
10,874	[2]	Ingevity Corp.	849,042
24,358		Louisiana-Pacific Corp.	1,604,705
6,355		Minerals Technologies, Inc.	496,580
882		Newmarket Corp.	305,692
28,397		Olin Corp.	1,221,923
14,020		Reliance Steel & Aluminum Co.	2,247,546
13,325		Royal Gold, Inc.	1,490,535
25,503		RPM International, Inc.	2,418,705
7,990		Scotts Miracle-Gro Co.	1,846,968
8,811		Sensient Technologies Corp.	724,617
14,657		Silgan Holdings, Inc.	618,086
20,496		Sonoco Products Co.	1,341,668
34,802		Steel Dynamics, Inc.	1,886,964
41,901		United States Steel Corp.	964,142
35,047		Valvoline, Inc.	1,100,476
6,533		Worthington Industries, Inc.	426,344
		TOTAL	29,263,785
		Real Estate—9.1%
27,660		American Campus Communities, Inc.	1,250,509
30,320		Apartment Income REIT Corp.	1,368,948
59,583		Brixmor Property Group, Inc.	1,331,084
21,231		Camden Property Trust	2,557,911
8,814		Coresite Realty Corp.	1,070,813
22,024		Corporate Office Properties Trust	617,553
29,034		Cousins Properties, Inc.	1,064,677
24,157		Cyrusone, Inc.	1,759,354
33,801		Douglas Emmett, Inc.	1,133,686
7,799		EastGroup Properties, Inc.	1,237,389
14,890		EPR PPTYS	710,402
25,199		First Industrial Realty Trust	1,254,154
34,808		Healthcare Realty Trust, Inc.	1,119,425
19,890		Highwoods Properties, Inc.	890,873
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
31,330		Hudson Pacific Properties Inc.	$880,686
23,149		JBG Smith Properties	754,889
11,321	[2]	Jones Lang LaSalle, Inc.	2,127,329
17,606		Kilroy Realty Corp.	1,206,715
19,330		Lamar Advertising Co.	1,914,443
14,907		Life Storage, Inc.	1,431,967
6,193		Macerich Co. (The)	85,402
103,848		Medical PPTYS Trust, Inc.	2,289,848
34,698		National Retail Properties, Inc.	1,610,681
51,653		Omega Healthcare Investors, Inc.	1,962,814
47,856	[2]	Park Hotels & Resorts, Inc.	1,067,667
17,108		Pebblebrook Hotel Trust	408,539
29,404		Physicians Realty Trust	550,737
17,491		PotlatchDeltic Corp.	1,038,266
3,832		PS Business Parks, Inc.	622,202
25,776		Rayonier, Inc.	935,153
21,505		Rexford Industrial Realty, Inc.	1,194,603
41,431		Sabra Health Care REIT, Inc.	752,801
32,324		Service Properties Trust	398,070
14,257		SL Green Realty Corp.	1,055,161
22,988		Spirit Realty Capital, Inc.	1,092,850
40,621		STORE Capital Corp.	1,453,826
21,798		Urban Edge Properties	410,892
23,492		Weingarten Realty Investors	759,731
		TOTAL	43,372,050
		Utilities—3.3%
6,988		Allete, Inc.	491,676
12,569		Black Hills Corp.	867,010
38,764		Essential Utilities, Inc.	1,826,947
22,435		Hawaiian Electric Industries, Inc.	966,051
10,102		Idacorp, Inc.	1,035,253
46,700		MDU Resources Group, Inc.	1,562,582
18,728		National Fuel Gas Co.	930,033
18,715		New Jersey Resources Corp.	785,094
9,946		Northwestern Corp.	676,626
40,780		OGE Energy Corp.	1,368,577
10,236		ONE Gas, Inc.	823,691
17,518		PNM Resources, Inc.	864,688
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
11,001		Southwest Gas Holdings, Inc.	$766,990
10,430		Spire, Inc.	785,796
46,564		UGI Corp.	2,035,312
		TOTAL	15,786,326
		TOTAL COMMON STOCKS (IDENTIFIED COST $232,814,616)	466,636,438
		INVESTMENT COMPANIES—3.3%
2,654,666		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[4]	2,654,666
13,413,777		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[4]	13,416,460
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,071,126)	16,071,126
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $248,885,742)[5]	482,707,564
		OTHER ASSETS AND LIABILITIES – NET—(0.9)%[6]	(4,436,503)
		TOTAL NET ASSETS—100%	$478,271,061
At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures
2S&P MidCap 400 E-Mini Index	47	$12,785,410	June 2021	$401,097
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$517,889	$1,077,921	$4,786,111	$ 6,381,921
Purchases at Cost	—	$11,771,107	$116,972,413	$128,743,520
Proceeds from Sales	$(57,432)	$(10,194,362)	$(108,341,572)	$(118,593,366)
Change in Unrealized Appreciation/ Depreciation	$89,141	N/A	$312	$89,453
Net Realized Gain/(Loss)	$17,215	N/A	$(804)	$16,411
Value as of 4/30/2021	$566,813	$2,654,666	$13,416,460	$16,637,939
Shares Held as of 4/30/2021	19,681	2,654,666	13,413,777	16,088,124
Dividend Income	$32,834	$170	$3,899	$36,903
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,785,410 at April 30, 2021, which represents 2.7% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.3%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
Also represents cost for federal tax purposes.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Semi-Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.35	$20.69	$23.69	$27.75	$25.13	$27.25
Income From Investment Operations:
Net investment income	0.11	0.20	0.26	0.32	0.26[1]	0.34[1]
Net realized and unrealized gain (loss)	7.36	(0.44)	1.37	(0.01)	5.22	1.03
TOTAL FROM INVESTMENT OPERATIONS	7.47	(0.24)	1.63	0.31	5.48	1.37
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.27)	(0.31)	(0.28)	(0.32)
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)
TOTAL DISTRIBUTIONS	(2.98)	(2.10)	(4.63)	(4.37)	(2.86)	(3.49)
Net Asset Value, End of Period	$22.84	$18.35	$20.69	$23.69	$27.75	$25.13
Total Return[2]	44.26%	(1.41)%	8.63%	0.83%	23.19%	5.85%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.31%	0.31%	0.31%	0.31%	0.30%
Net investment income	1.13%[4]	1.22%	1.31%	1.28%	1.01%	1.40%
Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.12%	0.10%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,607	$87,376	$161,149	$154,139	$166,962	$161,135
Portfolio turnover	15%	34%	31%	29%	35%	33%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.37	$20.70	$23.71	$27.77	$25.15	$27.26
Income From Investment Operations:
Net investment income	0.08	0.17	0.21	0.26	0.20	0.28[1]
Net realized and unrealized gain (loss)	7.37	(0.45)	1.36	(0.02)	5.21	1.04
TOTAL FROM INVESTMENT OPERATIONS	7.45	(0.28)	1.57	0.24	5.41	1.32
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.22)	(0.24)	(0.21)	(0.26)
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)
TOTAL DISTRIBUTIONS	(2.95)	(2.05)	(4.58)	(4.30)	(2.79)	(3.43)
Net Asset Value, End of Period	$22.87	$18.37	$20.70	$23.71	$27.77	$25.15
Total Return[2]	44.10%	(1.63)%	8.32%	0.56%	22.86%	5.64%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4]	0.56%	0.56%	0.56%	0.56%	0.55%
Net investment income	0.88%[4]	0.95%	1.08%	1.03%	0.76%	1.16%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.11%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$314,324	$251,645	$336,868	$434,678	$639,787	$660,471
Portfolio turnover	15%	34%	31%	29%	35%	33%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.38	$20.71	$23.72	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.11	0.22	0.26	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	7.37	(0.45)	1.36	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	7.48	(0.23)	1.62	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.27)	(0.31)	(0.28)	—
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(2.98)	(2.10)	(4.63)	(4.37)	(2.86)	—
Net Asset Value, End of Period	$22.88	$18.38	$20.71	$23.72	$27.78	$25.15
Total Return[3]	44.25%	(1.35)%	8.59%	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.30%	0.30%	0.26%[5]
Net investment income	1.13%[5]	1.21%	1.34%	1.26%	0.96%	0.52%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.08%	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,340	$37,590	$53,991	$46,064	$29,384	$0[7]
Portfolio turnover	15%	34%	31%	29%	35%	33%[8]
1
Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Represents less than $1,000.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,570,683 of securities loaned and $16,637,939 of investment in affiliated holdings* (identified cost $248,885,742)		$482,707,564
Due from broker		688,500
Receivable for investments sold		478,903
Receivable for shares sold		320,921
Income receivable		131,138
Income receivable from affiliated holding		17,241
TOTAL ASSETS		484,344,267
Liabilities:
Payable for collateral due to broker for securities lending	$2,654,666
Payable for investments purchased	1,641,686
Payable for shares redeemed	1,415,886
Payable to Bank	14,661
Payable for variation margin on futures contracts	174,840
Payable for other service fees (Notes 2 and 5)	65,986
Payable for management fee (Note 5)	3,692
Accrued expenses (Note 5)	101,789
TOTAL LIABILITIES		6,073,206
Net assets for 20,921,907 shares outstanding		$478,271,061
Net Assets Consists of:
Paid-in capital		$201,440,026
Total distributable earnings (loss)		276,831,035
TOTAL NET ASSETS		$478,271,061
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($111,607,441 ÷ 4,887,054 shares outstanding) no par value, unlimited shares authorized		$22.84
Service Shares:
Net asset value per share ($314,323,990 ÷ 13,746,902 shares outstanding) no par value, unlimited shares authorized		$22.87
Class R6 Shares:
Net asset value per share ($52,339,630 ÷ 2,287,951 shares outstanding) no par value, unlimited shares authorized		$22.88
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $36,733 received from affiliated holdings*)			$3,196,760
Net Income on securities loaned (includes $170 earned from affiliated holdings related to cash collateral balances*) (Note 2)			4,170
TOTAL INCOME			3,200,930
Expenses:
Management fee (Note 5)		$663,284
Administrative fee (Note 5)		1,134
Custodian fees		16,267
Transfer agent fees		111,687
Directors’/Trustees’ fees (Note 5)		2,743
Auditing fees		12,794
Legal fees		7,198
Other service fees (Notes 2 and 5)		356,009
Portfolio accounting fees		67,918
Share registration costs		28,661
Printing and postage		16,035
Miscellaneous (Note 5)		53,894
TOTAL EXPENSES		1,337,624
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(228,530)
Reimbursement of other operating expenses (Notes 2 and 5)	(49,976)
TOTAL WAIVER AND REIMBURSEMENTS		(278,506)
Net expenses			1,059,118
Net investment income			2,141,812
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $16,411 on sales of investments in affiliated holdings*)	$43,968,070
Net realized gain on futures contracts	4,106,210
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $89,453 of investments in an affiliated holdings*)	107,313,628
Net change in unrealized appreciation of futures contracts	383,185
Net realized and unrealized gain (loss) on investments and futures contracts	155,771,093
Change in net assets resulting from operations	$157,912,905
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,141,812	$4,537,207
Net realized gain	48,074,280	56,612,110
Net change in unrealized appreciation/depreciation	107,696,813	(72,752,933)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	157,912,905	(11,603,616)
Distributions to Shareholders:
Institutional Shares	(14,201,606)	(14,910,440)
Service Shares	(39,780,400)	(32,784,880)
Class R6 Shares	(6,161,768)	(5,026,616)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,143,774)	(52,721,936)
Share Transactions:
Proceeds from sale of shares	33,812,823	65,446,293
Net asset value of shares issued to shareholders in payment of distributions declared	58,421,189	51,192,413
Cost of shares redeemed	(88,344,068)	(227,708,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,889,944	(111,070,123)
Change in net assets	101,659,075	(175,395,675)
Net Assets:
Beginning of period	376,611,986	552,007,661
End of period	$478,271,061	$376,611,986
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Semi-Annual Shareholder Report
23

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report
24

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except
Semi-Annual Shareholder Report
25

that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $278,506 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$31,193	$(18,395)
Service Shares	77,039	(31,581)
Class R6 Shares	3,455	—
TOTAL	$111,687	$(49,976)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$356,009
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified
Semi-Annual Shareholder Report
26

amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $12,481,301. This is based on amounts held as of each month-end throughout fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report
27

As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,570,683	$2,654,666
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(401,097)*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$4,106,210

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$383,185
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
28

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	558,322	$11,635,862	1,210,184	$21,267,418
Shares issued to shareholders in payment of distributions declared	726,711	13,696,722	759,734	14,462,392
Shares redeemed	(1,159,149)	(23,890,823)	(4,998,532)	(91,016,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	125,884	$1,441,761	(3,028,614)	$(55,287,066)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	786,219	$16,557,990	2,192,153	$37,888,157
Shares issued to shareholders in payment of distributions declared	2,054,441	38,744,279	1,666,166	31,823,950
Shares redeemed	(2,791,216)	(57,303,750)	(6,433,367)	(115,084,626)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	49,444	$(2,001,481)	(2,575,048)	$(45,372,519)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	266,454	$5,618,971	358,585	$6,290,718
Shares issued to shareholders in payment of distributions declared	316,734	5,980,188	257,662	4,906,071
Shares redeemed	(340,513)	(7,149,495)	(1,177,349)	(21,607,327)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	242,675	$4,449,664	(561,102)	$(10,410,538)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	418,003	$3,889,944	(6,164,764)	$(111,070,123)
Semi-Annual Shareholder Report
29

4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $248,885,742. The net unrealized appreciation of investments for federal tax purposes was $234,222,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $237,277,609 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,054,690. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the Manager voluntarily waived $224,878 of its fee and reimbursed $49,976 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Manager reimbursed $3,652.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $7,292 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in a sale transaction with a fund that has a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. This sale transaction complied with Rule 17a-7 under the Act and amounted to $226,565. Net realized gain recognized on this transaction was $150,507.
Semi-Annual Shareholder Report
30

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$61,451,897
Sales	$117,963,252
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
Semi-Annual Shareholder Report
31

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000.00	$ 1,442.60	$ 1.88
Service Shares	$ 1,000.00	$ 1,441.00	$ 3.39
Class R6 Shares	$ 1,000.00	$ 1,442.50	$ 1.82
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000.00	$ 1,023.26	$ 1.56
Service Shares	$ 1,000.00	$ 1,022.02	$ 2.81
Class R6 Shares	$ 1,000.00	$ 1,023.31	$1.51
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
Semi-Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2020
Federated mid-cap index fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MID-CAP INDEX FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Semi-Annual Shareholder Report
35

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report
36

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
37

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report
38

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
39

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated
Semi-Annual Shareholder Report
40

Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
41

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report
42

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
43

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report
44

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
47

Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	25.8%
Health Care	12.4%
Consumer Discretionary	12.1%
Financials	11.0%
Communication Services	10.8%
Industrials	8.4%
Consumer Staples	5.9%
Utilities	2.6%
Real Estate	2.5%
Materials	2.5%
Energy	2.5%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Other Assets and Liabilities—Net[3,5]	(0.0)%
TOTAL[6]	100%
1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Represents less than 0.1%.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.5%
		Communication Services—10.8%
5,004		Activision Blizzard, Inc.	$456,315
2,559	[2]	Alphabet, Inc., Class A	6,022,606
2,453	[2]	Alphabet, Inc., Class C	5,912,024
61,445		AT&T, Inc.	1,929,987
1,245	[2]	Charter Communications, Inc.	838,445
36,268		Comcast Corp., Class A	2,036,448
1,194	[2]	Discovery, Inc., Class A	44,966
2,238	[2]	Discovery, Inc., Class C	72,310
1,863	[2]	DISH Network Corp., Class A	83,444
2,660		Electronic Arts, Inc.	377,933
20,510	[2]	Facebook, Inc.	6,667,391
2,985		Fox Corp., Class A	111,699
1,652		Fox Corp., Class B	60,100
8,051		Interpublic Group of Cos., Inc.	255,619
10,389		Lumen Technologies, Inc.	133,291
3,479	[2]	Netflix, Inc.	1,786,362
5,906		News Corp., Inc., Class A	154,708
3,822		News Corp., Inc., Class B	92,913
2,188		Omnicom Group, Inc.	179,985
5,060	[2]	T-Mobile USA, Inc.	668,578
1,145	[2]	Take-Two Interactive Software, Inc.	200,810
6,351	[2]	Twitter, Inc.	350,702
35,609		Verizon Communications, Inc.	2,057,844
4,525		ViacomCBS Inc., Class B	185,616
15,460	[2]	Walt Disney Co.	2,875,869
		TOTAL	33,555,965
		Consumer Discretionary—12.1%
3,585	[2]	Amazon.com, Inc.	12,430,701
2,102	[2]	Aptiv PLC	302,457
167	[2]	AutoZone, Inc.	244,508
3,195		Best Buy Co., Inc.	371,483
288	[2]	Booking Holdings, Inc.	710,231
1,444		BorgWarner, Inc.	70,150
1,488	[2]	Caesars Entertainment Corp.	145,586
1,170	[2]	CarMax, Inc.	155,891
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
6,670	[2]	Carnival Corp.	$186,493
258	[2]	Chipotle Mexican Grill, Inc.	384,944
1,108		D. R. Horton, Inc.	108,905
2,110		Darden Restaurants, Inc.	309,579
2,236		Dollar General Corp.	480,181
1,728	[2]	Dollar Tree, Inc.	198,547
406		Domino’s Pizza, Inc.	171,470
5,363		eBay, Inc.	299,202
1,740	[2]	Etsy, Inc.	345,895
396	[2]	Expedia Group, Inc.	69,787
30,905	[2]	Ford Motor Co.	356,644
835		Gap (The), Inc.	27,639
1,492		Garmin Ltd.	204,762
10,284	[2]	General Motors Co.	588,450
983		Genuine Parts Co.	122,846
1,580		Hanesbrands, Inc.	33,275
790		Hasbro, Inc.	78,566
2,579	[2]	Hilton Worldwide Holdings, Inc.	331,917
9,035		Home Depot, Inc.	2,924,358
4,318	[2]	L Brands, Inc.	284,556
617	[2]	Las Vegas Sands Corp.	37,797
3,814		Lennar Corp., Class A	395,130
1,723	[2]	LKQ Corp.	80,481
7,006		Lowe’s Cos., Inc.	1,374,927
3,168	[2]	Marriott International, Inc., Class A	470,511
6,452		McDonald’s Corp.	1,523,188
2,773		MGM Resorts International	112,917
1,267	[2]	Mohawk Industries, Inc.	260,368
2,137		Newell Brands, Inc.	57,614
10,591		Nike, Inc., Class B	1,404,578
4,053	[2]	Norwegian Cruise Line Holdings Ltd.	125,846
23	[2]	NVR, Inc.	115,416
540	[2]	O’Reilly Automotive, Inc.	298,555
1,010	[2]	Penn National Gaming, Inc.	90,011
258		Pool Corp.	109,010
1,673		Pulte Group, Inc.	98,908
1,937	[2]	PVH Corp.	219,230
180	[2]	Ralph Lauren Corp.	23,992
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,792		Ross Stores, Inc.	$365,584
268	[2]	Royal Caribbean Cruises, Ltd.	23,303
10,250		Starbucks Corp.	1,173,522
1,738	[2]	Tapestry, Inc.	83,163
4,237		Target Corp.	878,161
6,472	[2]	Tesla, Inc.	4,591,496
9,860		TJX Cos., Inc.	700,060
821		Tractor Supply Co.	154,841
390	[2]	Ulta Beauty, Inc.	128,446
1,002	[2]	Under Armour, Inc., Class A	24,359
930	[2]	Under Armour, Inc., Class C	18,516
3,080		V.F. Corp.	269,993
402		Whirlpool Corp.	95,053
1,100	[2]	Wynn Resorts Ltd.	141,240
2,805		Yum! Brands, Inc.	335,254
		TOTAL	37,720,493
		Consumer Staples—5.9%
16,326		Altria Group, Inc.	779,566
2,298		Archer-Daniels-Midland Co.	145,073
1,515		Brown-Forman Corp., Class B	115,564
2,290		Campbell Soup Co.	109,347
2,404		Church and Dwight, Inc.	206,119
1,220		Clorox Co.	222,650
7,569		Colgate-Palmolive Co.	610,818
4,212		Conagra Brands, Inc.	156,223
2,051		Constellation Brands, Inc., Class A	492,896
3,843		Costco Wholesale Corp.	1,429,942
1,930		Estee Lauder Cos., Inc., Class A	605,634
5,657		General Mills, Inc.	344,285
343		Hershey Foods Corp.	56,355
2,965		Hormel Foods Corp.	136,983
2,623		Kellogg Co.	163,728
3,080		Kimberly-Clark Corp.	410,626
4,778		Kraft Heinz Co./The	197,284
7,270		Kroger Co.	265,646
3,000		Lamb Weston Holdings, Inc.	241,500
1,787		McCormick & Co., Inc.	161,473
1,025	[2]	Molson Coors Beverage Company, Class B	56,324
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
9,554		Mondelez International, Inc.	$580,979
4,735	[2]	Monster Beverage Corp.	459,532
11,917		PepsiCo, Inc.	1,717,955
11,661		Philip Morris International, Inc.	1,107,795
21,111		Procter & Gamble Co.	2,816,630
1,157		Smucker (J.M.) Co.	151,555
3,974		Sysco Corp.	336,717
33,462		The Coca-Cola Co.	1,806,279
4,327		Tyson Foods, Inc., Class A	335,126
6,204		Walgreens Boots Alliance, Inc.	329,432
11,979		WalMart, Inc.	1,675,982
		TOTAL	18,226,018
		Energy—2.5%
10,511		APA Corp.	210,220
4,962		Baker Hughes a GE Co. LLC	99,637
16,555		Chevron Corp.	1,706,324
10,968		ConocoPhillips	560,903
11,311		Devon Energy Corp.	264,451
3,404		Diamondback Energy, Inc.	278,209
4,543		EOG Resources, Inc.	334,546
36,413		Exxon Mobil Corp.	2,084,280
13,879		Halliburton Co.	271,473
1,901		Hess Corp.	141,643
14,734		Kinder Morgan, Inc.	251,215
4,066		Marathon Oil Corp.	45,783
4,994		Marathon Petroleum Corp.	277,916
1,438	[2]	NOV, Inc.	21,498
6,057		Occidental Petroleum Corp.	153,606
3,192		ONEOK, Inc.	167,069
1,979		Phillips 66	160,121
1,572		Pioneer Natural Resources, Inc.	241,821
10,832		Schlumberger Ltd.	293,006
1,559		Valero Energy Corp.	115,304
9,063		Williams Cos., Inc.	220,775
		TOTAL	7,899,800
		Financials—11.0%
8,148		Aflac, Inc.	437,792
3,781		Allstate Corp.	479,431
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
4,551		American Express Co.	$697,896
6,749		American International Group, Inc.	326,989
1,610		Ameriprise Financial, Inc.	416,024
2,543		Aon PLC	639,412
610		Assurant, Inc.	94,916
64,458		Bank of America Corp.	2,612,483
6,976		Bank of New York Mellon Corp.	347,963
1,557		Berkley, W. R. Corp.	124,124
16,289	[2]	Berkshire Hathaway, Inc., Class B	4,478,661
1,166		BlackRock, Inc.	955,304
3,677		Capital One Financial Corp.	548,167
1,184		Cboe Global Markets, Inc.	123,574
10,570		Charles Schwab Corp.	744,128
3,987		Chubb Ltd.	684,129
17,329		Citigroup, Inc.	1,234,518
2,987		Citizens Financial Group, Inc.	138,238
3,183		CME Group, Inc.	642,934
3,171		Comerica, Inc.	238,332
4,071		Discover Financial Services	464,094
451		Everest Re Group Ltd.	124,904
5,312		Fifth Third Bancorp	215,348
670		First Republic Bank	122,771
1,385		Franklin Resources, Inc.	41,550
533		Gallagher (Arthur J.) & Co.	77,258
525		Globe Life, Inc.	53,807
2,838		Goldman Sachs Group, Inc.	988,901
6,912		Huntington Bancshares, Inc.	105,892
5,018		Intercontinental Exchange, Inc.	590,669
2,075		Invesco Ltd.	56,025
26,068		JPMorgan Chase & Co.	4,009,519
15,003		KeyCorp	326,465
1,095		Lincoln National Corp.	70,222
1,394		Loews Corp.	77,716
1,272		M & T Bank Corp.	200,582
290		MarketAxess Holdings, Inc.	141,653
3,134		Marsh & McLennan Cos., Inc.	425,284
5,923		MetLife, Inc.	376,881
1,463		Moody’s Corp.	477,977
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
11,058		Morgan Stanley	$912,838
1,047		MSCI, Inc., Class A	508,601
785		NASDAQ, Inc.	126,809
2,038		Northern Trust Corp.	231,924
11,397		People’s United Financial, Inc.	206,628
3,441		PNC Financial Services Group	643,295
1,687		Principal Financial Group, Inc.	107,749
5,281		Progressive Corp., OH	532,008
3,066		Prudential Financial, Inc.	307,704
806		Raymond James Financial, Inc.	105,409
6,841		Regions Financial Corp.	149,134
1,639		S&P Global, Inc.	639,849
2,655		State Street Corp.	222,887
186	[2]	SVB Financial Group	106,360
8,014		Synchrony Financial	350,532
2,098		T. Rowe Price Group, Inc.	375,962
971		The Hartford Financial Services Group, Inc.	64,047
2,319		The Travelers Cos., Inc.	358,657
10,956		Truist Financial Corp.	649,800
12,097		U.S. Bancorp	717,957
6,665		Unum Group	188,353
31,632		Wells Fargo & Co.	1,425,022
1,221		Willis Towers Watson PLC	316,068
903		Zions Bancorporation, N.A.	50,387
		TOTAL	34,210,513
		Health Care—12.4%
15,268		Abbott Laboratories	1,833,381
15,203		AbbVie, Inc.	1,695,135
290	[2]	Abiomed, Inc.	93,012
3,732		Agilent Technologies, Inc.	498,745
2,794	[2]	Alexion Pharmaceuticals, Inc.	471,292
338	[2]	Align Technology, Inc.	201,289
1,159		AmerisourceBergen Corp.	140,007
5,015		Amgen, Inc.	1,201,795
2,139		Anthem, Inc.	811,515
2,526		Baxter International, Inc.	216,453
2,583		Becton Dickinson & Co.	642,676
1,400	[2]	Biogen, Inc.	374,262
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
8,344	[2]	Boston Scientific Corp.	$363,798
21,264		Bristol-Myers Squibb Co.	1,327,299
2,974		Cardinal Health, Inc.	179,451
1,174	[2]	Catalent, Inc.	132,040
7,145	[2]	Centene Corp.	441,132
4,558		Cerner Corp.	342,078
2,937		CIGNA Corp.	731,342
46		Cooper Cos., Inc.	18,901
11,503		CVS Health Corp.	878,829
5,508		Danaher Corp.	1,398,702
417	[2]	Davita, Inc.	48,593
1,919		Dentsply Sirona, Inc.	129,552
787	[2]	Dexcom, Inc.	303,861
3,512	[2]	Edwards Lifesciences Corp.	335,466
6,902		Eli Lilly & Co.	1,261,479
11,100		Gilead Sciences, Inc.	704,517
2,997		HCA Healthcare, Inc.	602,577
1,624	[2]	Henry Schein, Inc.	117,740
1,789	[2]	Hologic, Inc.	117,269
1,024		Humana, Inc.	455,926
1,015	[2]	IDEXX Laboratories, Inc.	557,225
1,169	[2]	Illumina, Inc.	459,230
1,200	[2]	Intuitive Surgical, Inc.	1,038,000
1,472	[2]	IQVIA Holdings, Inc.	345,464
22,478		Johnson & Johnson	3,657,845
711	[2]	Laboratory Corp. of America Holdings	189,034
2,097		McKesson Corp.	393,313
10,255		Medtronic PLC	1,342,585
19,649		Merck & Co., Inc.	1,463,851
173	[2]	Mettler-Toledo International, Inc.	227,204
2,061		PerkinElmer, Inc.	267,167
1,802		Perrigo Co. PLC	75,017
48,109		Pfizer, Inc.	1,859,413
1,358		Quest Diagnostics, Inc.	179,093
597	[2]	Regeneron Pharmaceuticals, Inc.	287,336
1,386		ResMed, Inc.	260,526
874		STERIS PLC	184,431
2,899		Stryker Corp.	761,364
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
465		Teleflex, Inc.	$196,453
3,278		Thermo Fisher Scientific, Inc.	1,541,414
8,098		UnitedHealth Group, Inc.	3,229,482
459		Universal Health Services, Inc., Class B	68,120
2,337	[2]	Vertex Pharmaceuticals, Inc.	509,933
9,642	[2]	Viatris, Inc.	128,239
423	[2]	Waters Corp.	126,845
106		West Pharmaceutical Services, Inc.	34,823
1,587		Zimmer Biomet Holdings, Inc.	281,153
4,146		Zoetis, Inc.	717,382
		TOTAL	38,452,056
		Industrials—8.4%
5,060		3M Co.	997,528
656	[2]	Alaska Air Group, Inc.	45,356
1,000		Allegion PLC	134,380
1,725		Ametek, Inc.	232,754
4,106	[2]	Boeing Co.	962,077
3,505		Carrier Global Corp.	152,748
4,505		Caterpillar, Inc.	1,027,636
665		Cintas Corp.	229,518
3,054	[2]	Copart, Inc.	380,254
6,350		CSX Corp.	639,762
1,151		Cummins, Inc.	290,098
3,029		Deere & Co.	1,123,305
4,843	[2]	Delta Air Lines, Inc.	227,234
1,424		Dover Corp.	212,447
3,172		Eaton Corp. PLC	453,374
4,777		Emerson Electric Co.	432,271
986		Equifax, Inc.	226,021
1,708		Expeditors International Washington, Inc.	187,641
5,465		Fastenal Co.	285,710
1,962		FedEx Corp.	569,588
4,931		Fortive Corp.	349,213
870		Fortune Brands Home & Security, Inc.	91,333
442	[2]	Generac Holdings, Inc.	143,186
1,183		General Dynamics Corp.	225,042
63,784		General Electric Co.	836,846
5,247		Honeywell International, Inc.	1,170,291
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,426	[2]	Howmet Aerospace, Inc.	$77,535
766		Hunt (J.B.) Transportation Services, Inc.	130,764
483		Huntington Ingalls Industries, Inc.	102,551
784		IDEX Corp.	175,773
1,691		IHS Markit Ltd.	181,918
2,572		Illinois Tool Works, Inc.	592,743
5,988	[2]	Ingersoll-Rand, Inc.	295,867
878		Jacobs Engineering Group, Inc.	117,310
8,396		Johnson Controls International PLC	523,407
645		Kansas City Southern Industries, Inc.	188,475
1,887		L3Harris Technologies, Inc.	394,817
1,421		Leidos Holdings, Inc.	143,919
1,699		Lockheed Martin Corp.	646,571
1,689		Masco Corp.	107,893
3,115		Nielsen Holdings PLC	79,900
2,030		Norfolk Southern Corp.	566,857
869		Northrop Grumman Corp.	308,008
1,424		Old Dominion Freight Lines, Inc.	367,121
3,727		Otis Worldwide Corp.	290,221
2,648		PACCAR, Inc.	238,002
1,541		Parker-Hannifin Corp.	483,581
950		Pentair PLC	61,285
2,812		Quanta Services, Inc.	271,752
11,089		Raytheon Technologies Corp.	923,048
2,076		Republic Services, Inc.	220,679
2,773		Robert Half International, Inc.	242,943
1,093		Rockwell Automation, Inc.	288,836
2,730		Rollins, Inc.	101,774
960		Roper Technologies, Inc.	428,582
1,566		Smith (A.O.) Corp.	106,096
1,083		Snap-On, Inc.	257,321
4,550	[2]	Southwest Airlines Co.	285,649
1,223		Stanley Black & Decker, Inc.	252,880
386	[2]	Teledyne Technologies, Inc.	172,831
1,417		Textron, Inc.	91,028
2,191		Trane Technologies PLC	380,862
229	[2]	Transdigm Group, Inc.	140,546
5,643		Union Pacific Corp.	1,253,254
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,240	[2]	United Airlines Holdings, Inc.	$121,856
6,982		United Parcel Service, Inc.	1,423,351
1,054	[2]	United Rentals, Inc.	337,227
1,546		Verisk Analytics, Inc.	290,957
328		W.W. Grainger, Inc.	142,201
1,138		Wabtec Corp.	93,396
2,150		Waste Management, Inc.	296,635
1,800		Xylem, Inc.	199,170
		TOTAL	26,023,005
		Information Technology—25.8%
5,908		Accenture PLC	1,713,143
4,131	[2]	Adobe, Inc.	2,099,953
8,482	[2]	Advanced Micro Devices, Inc.	692,301
4,651		Amphenol Corp., Class A	313,198
2,189		Analog Devices, Inc.	335,267
781	[2]	Ansys, Inc.	285,581
133,657		Apple, Inc.	17,570,549
7,565		Applied Materials, Inc.	1,003,951
1,759	[2]	Autodesk, Inc.	513,470
3,782		Automatic Data Processing, Inc.	707,196
3,766		Broadcom, Inc.	1,718,049
16		Broadridge Financial Solutions	2,538
3,500	[2]	Cadence Design Systems, Inc.	461,195
1,017		CDW Corp.	181,362
36,395		Cisco Systems, Inc.	1,852,869
1,257		Citrix Systems, Inc.	155,679
4,194		Cognizant Technology Solutions Corp.	337,198
5,840		Corning, Inc.	258,186
1,162	[2]	DXC Technology Co.	38,241
930	[2]	Enphase Energy, Inc.	129,503
1,225	[2]	F5 Networks, Inc.	228,781
5,466		Fidelity National Information Services, Inc.	835,751
5,114	[2]	Fiserv, Inc.	614,294
739	[2]	FleetCor Technologies, Inc.	212,625
987	[2]	Fortinet, Inc.	201,575
1,520	[2]	Gartner, Inc., Class A	297,738
2,369		Global Payments, Inc.	508,459
835		Henry Jack & Associates, Inc.	135,963
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
9,235		Hewlett Packard Enterprise Co.	$147,945
9,700		HP, Inc.	330,867
7,798		IBM Corp.	1,106,380
36,678		Intel Corp.	2,110,085
2,291		Intuit, Inc.	944,259
171	[2]	IPG Photonics Corp.	37,126
1,669		Juniper Networks, Inc.	42,376
1,372	[2]	Keysight Technologies, Inc.	198,048
1,309		KLA Corp.	412,793
952		Lam Research Corp.	590,668
7,056		Mastercard, Inc.	2,695,815
2,593		Maxim Integrated Products, Inc.	243,742
3,251		Microchip Technology, Inc.	488,593
9,258	[2]	Micron Technology, Inc.	796,836
63,382		Microsoft Corp.	15,983,673
370		Monolithic Power Systems	133,711
1,571		Motorola, Inc.	295,819
1,489		NetApp, Inc.	111,213
5,244		NVIDIA Corp.	3,148,393
2,492		NXP Semiconductors NV	479,735
16,158		Oracle Corp.	1,224,615
2,434		Paychex, Inc.	237,291
339	[2]	Paycom Software, Inc.	130,315
10,526	[2]	PayPal Holdings, Inc.	2,760,865
892	[2]	PTC, Inc.	116,799
917	[2]	Qorvo, Inc.	172,552
9,831		Qualcomm, Inc.	1,364,543
7,652	[2]	Salesforce.com, Inc.	1,762,409
2,085		Seagate Technology PLC	193,571
1,965	[2]	ServiceNow, Inc.	995,017
1,416		Skyworks Solutions, Inc.	256,763
1,911	[2]	Synopsys, Inc.	472,132
3,873		TE Connectivity Ltd.	520,802
1,164		Teradyne, Inc.	145,593
7,002		Texas Instruments, Inc.	1,263,931
4,013	[2]	Trimble, Inc.	329,066
412	[2]	Tyler Technologies, Inc.	175,042
99	[2]	Verisign, Inc.	21,658
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
14,518		Visa, Inc., Class A	$3,390,824
2,191	[2]	Western Digital Corp.	154,750
4,611		Western Union Co.	118,779
2,315		Xilinx, Inc.	296,227
758	[2]	Zebra Technologies Corp., Class A	369,707
		TOTAL	80,175,943
		Materials—2.5%
1,355		Air Products & Chemicals, Inc.	390,890
805		Albemarle Corp.	135,377
881		Amcor PLC	10,352
575		Avery Dennison Corp.	123,148
1,081		Ball Corp.	101,225
23		Celanese Corp.	3,603
1,258		CF Industries Holdings, Inc.	61,177
6,193		Corteva, Inc.	301,971
6,125		Dow, Inc.	382,812
6,361		DuPont de Nemours, Inc.	490,497
903		Eastman Chemical Co.	104,197
1,439		Ecolab, Inc.	322,509
1,353		FMC Corp.	159,979
16,342	[2]	Freeport-McMoRan, Inc.	616,257
2,314		International Flavors & Fragrances, Inc.	328,981
3,199		International Paper Co.	185,542
4,541		Linde PLC	1,297,999
1,923		LyondellBasell Industries N.V.	199,492
446		Martin Marietta Materials	157,491
2,087		Mosaic Co./The	73,421
9,048		Newmont Corp.	564,686
2,129		Nucor Corp.	175,132
871		Packaging Corp. of America	128,603
2,132		PPG Industries, Inc.	365,084
4,376		Sealed Air Corp.	216,174
2,142		Sherwin-Williams Co.	586,629
957		Vulcan Materials Co.	170,576
4,926		WestRock Co.	274,624
		TOTAL	7,928,428
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—2.5%
246		Alexandria Real Estate Equities, Inc.	$44,551
3,897		American Tower Corp.	992,839
1,298		Avalonbay Communities, Inc.	249,216
1,055		Boston Properties, Inc.	115,364
4,641	[2]	CBRE Group, Inc.	395,413
3,830		Crown Castle International Corp.	724,100
1,338		Digital Realty Trust, Inc.	206,467
3,847		Duke Realty Corp.	178,962
975		Equinix, Inc.	702,741
997		Equity Residential Properties Trust	74,007
650		Essex Property Trust, Inc.	188,838
1,333		Extra Space Storage, Inc.	198,204
357		Federal Realty Investment Trust	40,284
4,673		Healthpeak Properties, Inc.	160,471
1,780		Iron Mountain, Inc.	71,414
1,163		Mid-American Apartment Communities, Inc.	182,975
6,549		ProLogis, Inc.	763,155
1,406		Public Storage	395,311
2,723		Realty Income Corp.	188,295
851		Regency Centers Corp.	54,175
1,453		SBA Communications Corp.	435,493
2,547		Simon Property Group, Inc.	310,072
3,143		UDR, Inc.	145,992
5,732		Ventas, Inc.	317,897
3,150		Welltower, Inc.	236,344
10,422		Weyerhaeuser Co.	404,061
		TOTAL	7,776,641
		Utilities—2.6%
11,074		AES Corp.	308,079
2,663		Alliant Energy Corp.	149,581
360		Ameren Corp.	30,542
4,554		American Electric Power Co., Inc.	403,985
1,337		American Water Works Co., Inc.	208,559
787		Atmos Energy Corp.	81,525
11,086		CenterPoint Energy, Inc.	271,496
30		CMS Energy Corp.	1,932
3,294		Consolidated Edison Co.	254,989
7,218		Dominion Energy, Inc.	576,718
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
2,725		DTE Energy Co.	$381,554
8,044		Duke Energy Corp.	809,950
3,140		Edison International	186,673
268		Entergy Corp.	29,290
1,583		Evergy, Inc.	101,265
3,256		EverSource Energy	280,732
8,350		Exelon Corp.	375,249
550		FirstEnergy Corp.	20,856
16,233		NextEra Energy, Inc.	1,258,220
4,397		NiSource, Inc.	114,410
5,937		NRG Energy, Inc.	212,663
1,309		Pinnacle West Capital Corp.	110,807
5,578		PPL Corp.	162,487
4,226		Public Service Enterprises Group, Inc.	266,914
2,784		Sempra Energy	382,995
9,430		Southern Co.	623,983
2,996		WEC Energy Group, Inc.	291,121
2,309		Xcel Energy, Inc.	164,632
		TOTAL	8,061,207
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,956,787)	300,030,069
		INVESTMENT COMPANY—3.5%
10,879,269		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3] (IDENTIFIED COST $10,880,755)	10,881,444
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $81,837,542)[4]	310,911,513
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(15,855)
		TOTAL NET ASSETS—100%	$310,895,658
At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures
2S&P 500 E-Mini Index	55	$11,479,875	June 2021	$682,956
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2020	$—	$4,231,867	$4,231,867
Purchases at Cost	296,751	32,717,011	33,013,762
Proceeds from Sales	(296,751)	(26,066,066)	(26,362,817)
Change in Unrealized Appreciation/Depreciation	N/A	$(81)	$(81)
Net Realized Gain/(Loss)	N/A	$(1,287)	$(1,287)
Value as of 4/30/2021	$—	$10,881,444	$10,881,444
Shares Held as of 4/30/2021	—	10,879,269	10,879,269
Dividend Income	$—	$3,345	$3,345
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,479,875 at April 30, 2021, which represents 3.7% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
2
Non-income-producing security.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $81,887,478.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.21	$9.91	$12.74	$15.09	$14.54	$16.06
Income From Investment Operations:
Net investment income	0.01[1]	0.04[1]	0.06[1]	0.06[1]	0.09	0.11
Net realized and unrealized gain	2.31	0.68	1.03	0.75	2.75	0.32
TOTAL FROM INVESTMENT OPERATIONS	2.32	0.72	1.09	0.81	2.84	0.43
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.06)	(0.07)	(0.09)	(0.11)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(2.01)	(1.42)	(3.92)	(3.16)	(2.29)	(1.95)
Net Asset Value, End of Period	$9.52	$9.21	$9.91	$12.74	$15.09	$14.54
Total Return[2]	28.00%	8.04%	12.59%	6.09%	22.22%	3.19%
Ratios to Average Net Assets:
Net expenses[3]	1.41%[4]	1.42%[5]	1.41%	1.41%	1.42%	1.42%
Net investment income	0.20%[4]	0.46%	0.61%	0.48%	0.60%	0.75%
Expense waiver/reimbursement[6]	0.11%[4]	0.12%	0.10%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,617	$30,451	$35,742	$37,324	$41,904	$36,956
Portfolio turnover	16%	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.44	$10.12	$12.92	$15.27	$14.68	$16.19
Income From Investment Operations:
Net investment income	0.02[1]	0.07[1]	0.09[1]	0.10[1]	0.12	0.15
Net realized and unrealized gain	2.38	0.70	1.06	0.74	2.80	0.34
TOTAL FROM INVESTMENT OPERATIONS	2.40	0.77	1.15	0.84	2.92	0.49
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.09)	(0.10)	(0.13)	(0.16)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(2.02)	(1.45)	(3.95)	(3.19)	(2.33)	(2.00)
Net Asset Value, End of Period	$9.82	$9.44	$10.12	$12.92	$15.27	$14.68
Total Return[2]	28.24%	8.39%	13.00%	6.31%	22.65%	3.56%
Ratios to Average Net Assets:
Net expenses[3]	1.07%[4]	1.11%[5]	1.08%	1.11%	1.11%	1.10%
Net investment income	0.53%[4]	0.75%	0.94%	0.79%	0.92%	1.07%
Expense waiver/reimbursement[6]	0.11%[4]	0.12%	0.11%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,150	$35,879	$38,142	$41,765	$47,867	$47,998
Portfolio turnover	16%	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.64	$10.31	$13.09	$15.42	$14.80	$16.31
Income From Investment Operations:
Net investment income	0.06[1]	0.14[1]	0.16[1]	0.21[1]	0.25	0.28
Net realized and unrealized gain	2.44	0.70	1.08	0.75	2.80	0.31
TOTAL FROM INVESTMENT OPERATIONS	2.50	0.84	1.24	0.96	3.05	0.59
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.16)	(0.20)	(0.23)	(0.26)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(2.05)	(1.51)	(4.02)	(3.29)	(2.43)	(2.10)
Net Asset Value, End of Period	$10.09	$9.64	$10.31	$13.09	$15.42	$14.80
Total Return[2]	28.83%	9.16%	13.76%	7.16%	23.55%	4.30%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%[5]	0.36%	0.36%	0.36%	0.35%
Net investment income	1.23%[4]	1.50%	1.66%	1.56%	1.67%	1.82%
Expense waiver/reimbursement[6]	0.15%[4]	0.16%	0.13%	0.11%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$147,607	$119,545	$133,835	$137,792	$201,836	$208,577
Portfolio turnover	16%	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.46	$10.14	$12.94	$15.28	$14.69	$16.20
Income From Investment Operations:
Net investment income	0.04[1]	0.11[1]	0.13[1]	0.16[1]	0.17	0.21
Net realized and unrealized gain	2.39	0.70	1.06	0.75	2.81	0.34
TOTAL FROM INVESTMENT OPERATIONS	2.43	0.81	1.19	0.91	2.98	0.55
Less Distributions:
Distributions from net investment income	(0.05)	(0.12)	(0.13)	(0.16)	(0.19)	(0.22)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)
TOTAL DISTRIBUTIONS	(2.04)	(1.49)	(3.99)	(3.25)	(2.39)	(2.06)
Net Asset Value, End of Period	$9.85	$9.46	$10.14	$12.94	$15.28	$14.69
Total Return[2]	28.55%	8.87%	13.41%	6.85%	23.14%	4.01%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%[5]	0.66%	0.66%	0.66%	0.65%
Net investment income	0.94%[4]	1.23%	1.36%	1.24%	1.39%	1.52%
Expense waiver/reimbursement[6]	0.40%[4]	0.41%	0.39%	0.35%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,522	$72,477	$107,852	$110,443	$144,226	$180,503
Portfolio turnover	16%	29%	32%	30%	31%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $10,881,444 of investment in an affiliated holding* (identified cost $81,837,542)		$310,911,513
Due from broker (Note 2)		605,000
Income receivable		216,862
Receivable for shares sold		122,948
Income receivable from affiliated holding		448
TOTAL ASSETS		311,856,771
Liabilities:
Payable for shares redeemed	$692,752
Payable for variation margin on futures contracts	79,750
Payable for portfolio accounting fees	48,908
Payable for distribution services fee (Note 5)	41,964
Payable for transfer agent fees (Note 2)	36,970
Payable for other service fees (Notes 2 and 5)	33,407
Payable for management fee (Note 5)	3,344
Accrued expenses (Note 5)	24,018
TOTAL LIABILITIES		961,113
Net assets for 31,337,267 shares outstanding		$310,895,658
Net Assets Consists of:
Paid-in capital		$55,104,274
Total distributable earnings		255,791,384
TOTAL NET ASSETS		$310,895,658
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($33,617,370 ÷ 3,529,737 shares outstanding) no par value, unlimited shares authorized	$9.52
Offering price per share	$9.52
Redemption proceeds per share (99.00/100 of $9.52)	$9.42
Class R Shares:
Net asset value per share ($42,149,569 ÷ 4,291,365 shares outstanding) no par value, unlimited shares authorized	$9.82
Offering price per share	$9.82
Redemption proceeds per share	$9.82
Institutional Shares:
Net asset value per share ($147,606,557 ÷ 14,633,581 shares outstanding) no par value, unlimited shares authorized	$10.09
Offering price per share	$10.09
Redemption proceeds per share	$10.09
Service Shares:
Net asset value per share ($87,522,162 ÷ 8,882,584 shares outstanding) no par value, unlimited shares authorized	$9.85
Offering price per share	$9.85
Redemption proceeds per share	$9.85
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $3,345 received from an affiliated holding*)			$2,311,969
Net Income on securities loaned (Note 2)			364
TOTAL INCOME			2,312,333
Expenses:
Management fee (Note 5)		$432,901
Custodian fees		17,803
Transfer agent fees (Note 2)		138,662
Directors’/Trustees’ fees (Note 5)		2,429
Auditing fees		12,794
Legal fees		8,123
Distribution services fee (Note 5)		342,150
Other service fees (Notes 2 and 5)		139,790
Portfolio accounting fees		71,651
Share registration costs		35,436
Printing and postage		14,232
Miscellaneous (Note 5)		42,291
TOTAL EXPENSES		1,258,262
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(157,867)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(142,183)
TOTAL WAIVERS AND REIMBURSEMENTS		(300,050)
Net expenses			958,212
Net investment income			$1,354,121
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $(1,287) on sales of investments in an affiliated holding*)	$27,184,376
Net realized gain on futures contracts	1,354,535
Net change in unrealized appreciation of investments (including net change in unrealized gain of $(81) of investments in an affiliated holding*)	41,070,035
Net change in unrealized depreciation of futures contracts	769,401
Net realized and unrealized gain on investments and futures contracts	70,378,347
Change in net assets resulting from operations	$71,732,468
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,354,121	$3,341,446
Net realized gain	28,538,911	55,207,983
Net change in unrealized appreciation/depreciation	41,839,436	(35,253,295)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,732,468	23,296,134
Distributions to Shareholders:
Class C Shares	(6,400,546)	(5,045,055)
Class R Shares	(7,682,143)	(5,432,608)
Institutional Shares	(26,201,823)	(19,916,477)
Service Shares	(15,865,310)	(13,487,436)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,149,822)	(43,881,576)
Share Transactions:
Proceeds from sale of shares	22,387,983	39,077,307
Net asset value of shares issued to shareholders in payment of distributions declared	54,400,841	42,492,427
Cost of shares redeemed	(39,827,513)	(118,203,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,961,311	(36,634,089)
Change in net assets	52,543,957	(57,219,531)
Net Assets:
Beginning of period	258,351,701	315,571,232
End of period	$310,895,658	$258,351,701
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The details of the total fund expense waivers and reimbursements of $300,050 are disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$12,799	$—
Class R Shares	48,369	(42)
Institutional Shares	47,766	(25,823)
Service Shares	29,728	(16,622)
TOTAL	$138,662	$(42,487)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$40,100
Service Shares	99,690
TOTAL	$139,790
For the six months ended April 30, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Semi-Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $8,956,936. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

As of April 30, 2021, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin	$(682,956)*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$1,354,535

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$769,401
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	144,730	$1,285,420	339,481	$2,955,462
Shares issued to shareholders in payment of distributions declared	712,742	6,008,783	543,476	4,770,810
Shares redeemed	(635,131)	(5,696,122)	(1,183,684)	(10,363,587)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	222,341	$1,598,081	(300,727)	$(2,637,315)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	383,220	$3,582,013	1,008,505	$8,846,131
Shares issued to shareholders in payment of distributions declared	878,822	7,647,424	595,458	5,358,343
Shares redeemed	(772,636)	(7,133,094)	(1,571,488)	(13,847,680)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	489,406	$4,096,343	32,475	$356,794

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,160,325	$11,634,661	1,765,717	$16,766,160
Shares issued to shareholders in payment of distributions declared	2,816,480	25,192,767	2,079,777	19,074,736
Shares redeemed	(1,741,941)	(16,343,153)	(4,430,055)	(41,088,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,234,864	$20,484,275	(584,561)	$(5,247,343)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	611,559	$5,885,889	1,170,774	$10,509,554
Shares issued to shareholders in payment of distributions declared	1,780,744	15,551,867	1,476,137	13,288,538
Shares redeemed	(1,170,068)	(10,655,144)	(5,620,962)	(52,904,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,222,235	$10,782,612	(2,974,051)	$(29,106,225)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,168,846	$36,961,311	(3,826,864)	$(36,634,089)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $81,887,478. The net unrealized appreciation of investments for federal tax purposes was $229,706,991. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $230,003,095 and net unrealized depreciation from investments for those securities having an excess of cost over value of $296,104. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the Manager voluntarily waived $154,818 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Manager reimbursed $3,049.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$120,776	$—
Class R Shares	100,027	—
Service Shares	121,347	(99,696)
TOTAL	$342,150	$(99,696)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $66,256 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $2,684 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $226,565.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$45,127,054
Sales	$67,486,024
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,280.00	$7.97
Class R Shares	$1,000	$1,282.40	$6.06
Institutional Shares	$1,000	$1,288.30	$2.04
Service Shares	$1,000	$1,285.50	$3.74
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.05
Class R Shares	$1,000	$1,019.49	$5.36
Institutional Shares	$1,000	$1,023.01	$1.81
Service Shares	$1,000	$1,021.52	$3.31
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.41%
Class R Shares	1.07%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
federated max-cap index fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MAX-CAP INDEX FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Semi-Annual Shareholder Report

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for
Semi-Annual Shareholder Report

the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations,
Semi-Annual Shareholder Report

issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the
Semi-Annual Shareholder Report

Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021